Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Debt Instrument [Line Items]
Obligations under finance leases	$ 187
Long-term debt and Capital lease obligations	16,281	$ 17,104
Long-term debt:
Current portion of long-term debt	64	993
Long-term debt	16,217	16,111
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt		578
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt		253
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under finance leases	187	476
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	2,109	2,005
Cash Contribution Two [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	1,757	1,670
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From Crystal Financial LLC CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,228	$ 12,122